FINANCIAL RISK MANAGEMENT OBJECTIVES - Summary of Maturity Profile of Financial Liabilities Based on Contractual Undiscounted Payment Obligations (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Interest-bearing loans and borrowings	$ 57,170	$ 60,973
Trade and other payables	51,743	39,891
Financial liabilities at fair value through profit or loss	74	6
Lease liability	2,090	2,909
Financial liabilities	119,018	120,392
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Interest-bearing loans and borrowings	57,170	46,087
Trade and other payables	51,743	39,891
Financial liabilities at fair value through profit or loss	74	6
Lease liability	676	788
Financial liabilities	117,604	103,385
2 to 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Interest-bearing loans and borrowings	0	9,616
Trade and other payables	0	0
Financial liabilities at fair value through profit or loss	0	0
Lease liability	673	1,073
Financial liabilities	673	10,689
4 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Interest-bearing loans and borrowings	0	400
Trade and other payables	0	0
Financial liabilities at fair value through profit or loss	0	0
Lease liability	386	469
Financial liabilities	386	869
> 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Interest-bearing loans and borrowings	0	4,870
Trade and other payables	0	0
Financial liabilities at fair value through profit or loss	0	0
Lease liability	355	579
Financial liabilities	355	5,449
All other related parties
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Due to related parties	7,941	16,613
All other related parties | Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Due to related parties	7,941	16,613
All other related parties | 2 to 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Due to related parties	0	0
All other related parties | 4 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Due to related parties	0	0
All other related parties | > 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Due to related parties	$ 0	$ 0